INVESTMENT IN ASSOCIATE (Details 2) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Total current assets		$ 16,543			$ 31,706
Total current liabilities		(14,946)			(12,485)
Total net assets		210,149			$ 222,247		$ 229,761
Revenues		15,549		$ 15,550
Net loss		(18,141)		(30,077)
Comprehensive loss		$ (18,134)		$ (30,090)
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Total current assets	$ 4,559		$ 4,800
Total non-current assets	32,418		32,432
Total current liabilities	(8,222)		(8,315)
Total non-current liabilities	0		0
Total net assets	28,755		28,917			$ 23,604
Revenues	0		0
Net loss	(3,202)		(1,892)
Comprehensive loss	$ (3,202)		$ (1,892)